Share-based payments - Outstanding Stock Options (Details)	6 Months Ended
Jun. 30, 2018 CAD ($) shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, January 1, 2018 (in shares) | shares	10,490,249
Granted (in shares) | shares	3,651,802
Exercised (in shares) | shares	(59,756)
Forfeited (in shares) | shares	(4,641)
Outstanding, June 30, 2018 (in shares) | shares	14,077,654
Exercisable, June 30, 2018 (in shares) | shares	4,606,773
Weighted average exercise price of share options outstanding, beginning balance (CAD per share) | $	$ 55
Weighted average exercise price of share options granted (CAD per share) | $	57
Weighted average exercise price of share options exercised (CAD per share) | $	39
Weighted average exercise price of share options forfeited (CAD per share) | $	59
Weighted average exercise price of share options outstanding, ending balance (CAD per share) | $	56
Weighted average exercise price of share options exercisable at December 31 (CAD per share) | $	$ 52
Weighted average share price, share options exercised (CAD per share) | $ / shares	$ 56